Revenue Recognition and Accounts Receivable	3 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition and Accounts Receivable

(2)         Revenue Recognition and Accounts Receivable

Revenue Recognition

The Company generates revenues for services and related products that the Company provides to patients for home medical equipment, related supplies, and other items. The Company’s revenues are recognized in the period in which services and related products are provided to customers and are recorded either at a point in time for the sale of supplies and disposables, or over the fixed monthly service period for equipment.

Revenues are recognized when control of the promised good or service is transferred to customers, in an amount that reflects the consideration to which the Company expects to receive from patients or under reimbursement arrangements with Medicare, Medicaid and third-party payors, in exchange for those goods and services.

Sales revenue is recognized upon transfer of control of products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Revenues for the sale of durable medical equipment and related supplies, including oxygen equipment, ventilators, wheelchairs, hospital beds and infusion pumps, are recognized at the time of delivery.

The Company provides certain equipment to patients which is reimbursed periodically in fixed monthly payments for as long as the patient is using the equipment and medical necessity continues (in certain cases, the fixed monthly payments are capped at a certain amount). The equipment provided to the patient is based upon medical necessity as documented by prescriptions and other documentation received from the patient’s physician. The patient generally does not negotiate or have input with respect to the manufacturer or model of the equipment prescribed by their physician and delivered by the Company. Once initial delivery of this equipment is made to the patient for initial setup, a monthly billing process is established based on the initial setup service date. The Company recognizes the fixed monthly revenue ratably over the service period as earned, less estimated adjustments, and defers revenue for the portion of the monthly bill that is unearned. No separate revenue is earned from the initial setup process. Included in fixed monthly revenue are unbilled amounts for which the revenue recognition criteria had been met as of period-end but were not yet billed to the payor. The estimate of net unbilled fixed monthly revenue recognized is based on historical trends and estimates of future collectability.

The Company disaggregates net revenue from contracts with customers by payor type and by core service lines. The Company believes that disaggregation of net revenue into these categories depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The payment terms and conditions within the Company’s revenue-generating contracts vary by payor type and payor source.

The composition of net revenue by payor type for the three months ended March 31, 2020 and 2019 are as follows:

	Three Months Ended March 31,
	2020	2019
Insurance	$114,450,697	$67,717,162
Government	51,244,994	38,100,765
Patient pay	25,743,343	13,680,347
Net revenue	$191,439,034	$119,498,274

The composition of net revenue by core service lines for the three months ended March 31, 2020 and 2019 are as follows:

	Three Months Ended March 31,
	2020	2019
Net sales revenue:
Sleep	$68,893,964	$47,127,169
Supplies to the home	33,338,901	2,028,936
HME	11,579,127	10,489,009
Respiratory	2,768,427	1,279,075
Other	12,393,306	8,031,775
Total net sales revenue	$128,973,725	$68,955,964

Net revenue from fixed monthly equipment reimbursements:
Sleep	$22,668,559	$18,056,858
HME	12,177,277	10,242,636
Respiratory	25,006,951	20,429,189
Other	2,612,522	1,813,627
Total net revenue from fixed monthly equipment reimbursements	$62,465,309	$50,542,310

Total net revenue:
Sleep	$91,562,523	$65,184,027
Supplies to the home	33,338,901	2,028,936
HME	23,756,404	20,731,645
Respiratory	27,775,378	21,708,264
Other	15,005,828	9,845,402
Total net revenue	$191,439,034	$119,498,274

Accounts Receivable

Due to the continuing changes in the healthcare industry and third-party reimbursement environment, certain estimates are required to record accounts receivable at their net realizable values. Inherent in these estimates is the risk that they will have to be revised or updated as additional information becomes available. The complexity of third-party billing arrangements and laws and regulations governing Medicare and Medicaid may result in adjustments to amounts originally recorded.

The Company performs a periodic analysis to review the valuation of accounts receivable and collectability of outstanding balances. Management’s evaluation takes into consideration such factors as historical bad debt experience, business and economic conditions, trends in healthcare coverage, other collection indicators and information about specific receivables. The Company’s evaluation also considers the age and composition of the outstanding amounts in determining their estimated net realizable value.

Included in accounts receivable are earned but unbilled accounts receivables. Billing delays, ranging from several days to several weeks, can occur due to the Company’s policy of compiling required payor specific documentation prior to billing for its services rendered. The Company recorded unbilled revenue of $18,064,863 and $8,611,272 as of March 31, 2020 and December 31, 2019, respectively.